Investments carried under the equity method (Tables)	6 Months Ended
Jun. 30, 2021
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates
The table below shows the breakdown of the investments held in associates as of June 30, 2021 and December 31, 2020:

	Balance as of June 30, 2021	Balance as of December 31, 2020
	($ in thousands)
2007 Vento II, LLC	181,144	-
Evacuación Valdecaballeros, S.L.	989	976
Myah Bahr Honaine, S.P.A	41,210	39,204
Pectonex, R.F. Proprietary Limited	1,540	1,587
Ca Ku A1, S.A.P.I. de CV (PTS)	-	30
Evacuación Villanueva del Rey, S.L	-	-
Windlectric Inc	51,754	59,116
Pemcorp SAPI de CV	11,767	15,514
Other renewable energy associates	296	186
Total	288,701	116,614